INTANGIBLE ASSETS (Details 6) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,728,826	$ 3,728,826	$ 3,593,860
Less: accumulated amortization	(1,469,332)	(1,387,023)	(1,052,575)
Net intangibles	2,259,494	2,341,803	2,541,285
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Total	274,982	274,982	274,982
Less: accumulated amortization	(231,677)	(219,282)	(165,755)
Net intangibles	$ 43,305	$ 55,700	$ 109,227